Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities
10.
Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities
(a)
These captions are comprised of the following:

	2025	2024
	S/(000)	S/(000)

Other accounts receivable and other assets
Financial instruments
Other accounts receivable, net	474,688	540,883
POS commission receivable	250,501	390,126
Accounts receivable from sale of investments (c)	222,002	432,341
Operations in process (d)	162,517	149,105
Accounts receivable related to derivative financial instruments (b)	120,878	143,201
Accounts receivable from short sale operations, Note 3.4(f.11)	—	61,191
Others	25,654	14,954
	1,256,240	1,731,801
Non-financial instruments
Tax paid to recover	223,248	673,786
Deferred charges	139,215	99,776
Tax credit for General Sales Tax - IGV	59,990	35,391
Deferred cost of POS affiliation and registration	58,243	85,006
Investments in associates	27,257	24,795
POS equipment supplies (*)	12,729	12,966
Others	16,194	6,657
	536,876	938,377
Total	1,793,116	2,670,178

(*) Comprises the Points of Sale (“POS”) equipment required for the rendering of the service and other supplies such as technological and marketing complements required for the operation of such equipment.

	2025	2024
	S/(000)	S/(000)

Other accounts payable, provisions and other liabilities
Financial instruments
Insurance contract liability with investment component, Note 3.4(d.1.5)	2,144,131	1,308,422
Other accounts payable	665,537	665,296
Third party compensation (**)	496,426	866,665
Operations in process (d)	354,032	556,543
Accounts payable related to derivative financial instruments (b)	207,084	102,288
Workers’ profit sharing and salaries payable	171,282	109,395
Accounts payable for acquisitions of investments (c)	167,301	353,787
Lease liabilities, Note 8(e)	144,245	143,803
Accounts payable to reinsurers and coinsurers	16,776	6,354
Allowance for indirect loan losses, Note 6(d.2)	12,355	14,248
Financial liabilities at fair value through profit or loss, Note 3.4(f.11)	—	61,153
	4,379,169	4,187,954
Non-financial instruments
Taxes payable	99,076	87,262
Provision for other contingencies (e)	44,238	107,078
Deferred income (***)	41,382	36,394
Registration for use of POS	8,620	18,005
Others	13,315	8,839
	206,631	257,578
Total	4,585,800	4,445,532

(**) Corresponds mainly to outstanding balances payable to affiliated businesses, for the consumptions made by the card’s users, net of the respective fee charged by Izipay, which are mainly settled the day after the transaction was made.

(***) Corresponds mainly to deferred fees for indirect loans (mainly guarantee letters) and the transactions registered in Izipay related to installments pending of accrual within the contract’s term with affiliated businesses.

(b)
The following table presents the fair value of derivative financial instruments recorded as assets or liabilities, including their notional amounts, as of December 31, 2025 and 2024. The notional gross amount is the nominal amount of the derivative’s underlying asset, and it is the base over which changes in the fair value of derivatives are measured; see Note 18(a):

	Note	Assets	Liabilities	Notional amount Note 18(a)	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
		S/(000)	S/(000)	S/(000)	S/(000)
2025
Derivatives held for trading (*) -
Forward exchange contracts		82,297	34,856	7,055,166	—	Between January 2026 y February 2027	—	—
Interest rate swaps		20,095	11,332	3,418,425	—	Between January 2026 y June 2036	—	—
Cross swaps		6,138	22,626	781,183	—	Between January 2026 y December 2030	—	—
Options		—	—	1,920	—	Between January 2026 y April 2026	—	—
		108,530	68,814	11,256,694	—
Derivatives held as hedges - Cash flow hedges:
Cross currency swaps (CCS)	13(d)	—	97,344	1,008,900	14,700	October 2026	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	12,348	—	505,200	18,225	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	—	7,403	168,150	(44)	October 2027	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	8,178	168,150	(141)	September 2027	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13(e)	—	10,852	67,360	2,669	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	—	10,892	67,360	2,545	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	—	3,601	33,680	829	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	—	—	—	596	October 2027	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	—	—	492	-	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	—	—	33	-	Due to banks	Due to banks and correspondents
		12,348	138,270	2,018,800	39,904
		120,878	207,084	13,275,494	39,904

	Note	Assets	Liabilities	Notional amount Note 18(a)	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
		S/(000)	S/(000)	S/(000)	S/(000)
2024
Derivatives held for trading (*) -
Forward exchange contracts		22,336	45,012	7,092,071	—	Between January 2025 and June 2026	—	—
Cross swaps		11,593	13,277	1,899,348	—	Between January 2025 and November 2029	—	—
Interest rate swaps		38,817	28,812	1,742,139	—	Between January 2025 and June 2036	—	—
Options		—	—	2,518	—	Between January 2025 and July 2025	—	—
		72,746	87,101	10,736,076	—
Derivatives held as hedges- Cash flow hedges:
Cross currency swaps (CCS)	13(d)	5,953	3,415	1,129,200	(6,754)	October 2026	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	54,218	—	565,500	(10,463)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	3,168	—	188,200	1,002	June 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	404	188,200	742	May 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13(e)	—	5,518	75,400	(1,418)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	—	5,433	75,400	(1,537)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	7,116	—	75,280	588	February 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13(e)	—	417	37,700	(433)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	—	—	—	218	-	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	—	—	632	-	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)		—	—	—	243	-	Due to banks	Due to banks and correspondents
		70,455	15,187	2,334,880	(17,180)
		143,201	102,288	13,070,956	(17,180)

(*) During the years 2025, 2024 and 2023, the Group recognized net gains for S/58,127,000, net losses for S/13,793,000 and net gains for S/68,315,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.

(i)
As of December 31, 2025 and 2024, certain derivative financial instruments hold collateral deposits; see Note 4(d).
(ii)
For the designated hedging derivatives mentioned in the table above, changes in fair values of hedging instruments completely offset the changes in fair values of hedged items; therefore, there has been no hedge ineffectiveness as of December 31, 2025 and 2024. During 2025 and 2024, there were no discontinued hedges accounting.
(iii)
Derivatives held for trading are traded mainly to satisfy clients’ needs. The Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedging accounting requirements.

(iv)
The table below presents the future effect of current cash flow hedges on the consolidated statement of income, net of the deferred Income Tax, which will be included in the caption “Net gain of financial assets at fair value through profit or loss” when realized:

	As of December 31, 2025				As of December 31, 2024
	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of income – Expense	(2,410)	(6,799)	—	(9,209)	(2,458)	(46,655)	—	(49,113)

The transfer of net unrealized losses on cash flow hedges to the consolidated statement of income is presented in Note 16(d).

(v)
The (loss) gain for cash flow hedges reclassified to the consolidated statement of income for the years ended as of December 31, 2025 and 2024, is as follows:

	2025	2024
	S/(000)	S/(000)
Interest expense from cash flow hedges	(81,211)	(119,893)
Interest income from cash flow hedges	53,666	89,947
Expenses for exchange differences from cash flow hedges	(242,390)	(133,480)
Income for exchange differences from cash flow hedges	14,900	168,835
	(255,035)	5,409

These amounts offset the effects of interest rate risk and exchange rate risk on the hedged item.

The following table shows hedging instruments that the Group uses in its cash flow hedges due to maturities:

December 31, 2025	1 to 3 months	3 to 12 months	1 to 5 years	Total

Cross currency swaps (CCS)
Notional	—	1,008,900	1,009,900	2,018,800
Average interest rate in US Dollars	—	2.17%	3.05%	—
Average interest rate in Soles	—	4.15%	3.04%	—
Average exchange rate Soles / US Dollar	—	3.66	3.59	—

December 31, 2024	1 to 3 months	3 to 12 months	1 to 5 years	Total

Cross currency swaps (CCS)
Notional	75,280	376,400	1,883,200	2,334,880
Average interest rate in US Dollars	4.66%	5.20%	2.17%	—
Average interest rate in Soles	8.59%	7.89%	2.07%	—
Average exchange rate Soles / US Dollar	3.89	3.71	3.66	—

(c)
As of December 31, 2025 and 2024, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled at the beginning of the following month. As of said dates, the balance corresponds mainly to the purchase and sale of Sovereign Bonds issued by the Peruvian Government and Global Bonds issued by the Treasury of the United States of America.
(d)
Operations in process include transactions made during the last days of the month and other types of similar transactions that are reclassified to their corresponding accounting accounts in the following month. These transactions do not affect the consolidated statement of income.
(e)
As of December 2024, Inteligo Bank recorded a provision of US$5,800,000 (equivalent to approximately S/21,831,000) related to the legal proceedings in the ordinary course of its banking operations, which was resolved in the first quarter of 2025.